BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities as at April 3, 2023.

(In millions of dollars)	Total

Cash consideration [1]	19,033
Issuance of 23.6 million Class B Non-Voting shares [2]	1,450
Fair value of consideration transferred	20,483

Net identifiable asset or liability:
Accounts receivable (net of allowance for doubtful accounts of $31 million)	310
Other current assets [3]	2,448
Property, plant and equipment [4]	8,022
Intangible assets [5]	5,974
Investments	123
Other long-term assets [3]	48
Bank advances	(25)
Short-term borrowings [6]	(200)
Accounts payable and accrued liabilities	(545)
Other current liabilities	(33)
Contract liabilities [7]	(164)
Current portion of long-term debt [8]	(1,000)
Current portion of lease liabilities [9]	(59)
Provisions	(6)
Long-term debt [8]	(3,526)
Lease liabilities [9]	(268)
Other long-term liabilities [10]	(109)
Deferred tax liabilities [11]	(2,693)
Total fair value of identifiable net assets acquired	8,297
Goodwill [12]	12,186
[1]    Includes $151 million of cash used to settle Shaw stock-based compensation programs.
[2] Recorded at fair value based on the market price of RCI Class B Non-Voting shares on the acquisition date.
[3] Consists of contract assets, inventories, prepaid expenses, and other assets as described in note 31.
[4] Includes land and buildings, cable networks, computer equipment and software, customer premise equipment, leasehold improvements, equipment and vehicles, and right-of-use assets. Property, plant and equipment (excluding land) are expected to be amortized over remaining useful lives of 1 to 36 years.
[5]    Includes customer relationships, brand names, and other intangible assets. Intangible assets of $270 million, $5,314 million, and $390 million were allocated to our Wireless, Cable West (i.e. legacy Shaw), and Satellite cash-generating units (CGUs), respectively. Customer relationships, brand names, and other intangible assets are expected to be amortized over average useful lives of eight to fifteen years, three years, and fifteen years, respectively.
[6]    Short-term borrowings were repaid in April 2023 (see note 21).
[7] Represents the fair value of the cost required to fulfill the related contractual obligations.
[8]    Represents the notional principal value of Shaw's outstanding senior notes of $4,550 million and the fair value decrement of $24 million, which will be amortized into finance costs using the effective interest method over the respective remaining terms of the outstanding senior notes, representing a weighted average term to maturity of 9.7 years and weighted average interest rate of 4.7%.
[9]    Represents the present value of future lease payments at the April 3, 2023 incremental borrowing rate of the consolidated company.
[10]    Includes the fair value of the cost required to fulfill the related pension and post-employment obligations.
[11]    Represents the net deferred income tax liability relating to the estimated fair values of assets acquired and liabilities assumed.
[12] Goodwill arises principally from the expected synergies following the integration of Shaw, and future growth of our combined business and customer base as a result of the acquisition. Goodwill is not deductible for tax purposes. Goodwill arising from the transaction of $432 million, $11,675 million, and $79 million has been allocated to our Wireless, Cable (group), and Satellite CGUs, respectively.
The table below summarizes the aggregated purchase price allocations for these acquisitions.

(In millions of dollars)	Total

Cash consideration [1]	153
Fair value of consideration	153

Net identifiable asset or liability:
Current assets	12
Property, plant and equipment	20
Intangible assets [2]	83
Accounts payable and accrued liabilities	(11)
Long-term liabilities	(3)
Deferred tax liabilities	(11)
Total fair value of identifiable net assets acquired	90
Goodwill [3]	63
[1]    Includes $12 million of cash not yet paid as at December 31, 2023 that was subject to customary closing conditions.
[2]    Primarily reflects customer relationships with estimated useful lives of 6 to 20 years.
[3] Goodwill arises principally from the expected synergies following these acquisitions and future growth of our combined businesses as a result of the acquisitions. Goodwill is not deductible for tax purposes.

Disclosure of detailed information about property, plant and equipment
Property, plant and equipment will be amortized over their remaining estimated useful lives, estimated as follows.

Asset	Basis	Estimated remaining useful life
Buildings	Diminishing balance	1 to 36 years
Cable and wireless network	Straight-line	1 to 30 years
Computer equipment and software	Straight-line	1 to 10 years
Customer premise equipment	Straight-line	1 to 5 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life or lease term
Equipment and vehicles	Diminishing balance	1 to 10 years
Right-of-use assets	Straight-line	Over remaining lease term
We depreciate property, plant and equipment over its estimated useful life by charging depreciation expense to net income as follows:

Asset	Basis	Estimated useful life
Buildings	Diminishing balance	15 to 40 years
Cable and wireless network	Straight-line	3 to 40 years
Computer equipment and software	Straight-line	4 to 10 years
Customer premise equipment	Straight-line	3 to 6 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life or lease term
Equipment and vehicles	Diminishing balance	3 to 20 years
The tables below summarize our property, plant and equipment as at December 31, 2024 and 2023.

(In millions of dollars)	Land and buildings	Cable and wireless networks	Computer equipment and software	Customer premise equipment	Leasehold improvements	Equipment and vehicles	Construction in process	Total owned assets	Right-of- use assets (note 9)	Total property, plant and equipment
Cost
As at January 1, 2024	1,447	30,499	7,931	3,003	817	1,451	2,264	47,412	3,744	51,156
Additions and transfers	296	2,466	425	285	37	121	470	4,100	480	4,580
Disposals and other	262	(815)	(442)	(83)	(11)	(45)	—	(1,134)	(177)	(1,311)
As at December 31, 2024	2,005	32,150	7,914	3,205	843	1,527	2,734	50,378	4,047	54,425

Accumulated depreciation
As at January 1, 2024	474	16,040	5,590	2,073	447	1,017	—	25,641	1,183	26,824
Depreciation	106	2,068	866	492	63	70	—	3,665	408	4,073
Disposals and other	134	(766)	(468)	(148)	(14)	(43)	—	(1,305)	(239)	(1,544)
As at December 31, 2024	714	17,342	5,988	2,417	496	1,044	—	28,001	1,352	29,353

Net carrying amount
As at January 1, 2024	973	14,459	2,341	930	370	434	2,264	21,771	2,561	24,332
As at December 31, 2024	1,291	14,808	1,926	788	347	483	2,734	22,377	2,695	25,072